Loans Payable (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - Brooklyn Immunotherapeutics, LLC [Member] - IRX Notes [Member]	Jan. 27, 2020 USD ($)
Loans payable	$ 410,000
Debt maturity date	Dec. 31, 2021